Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Policyholder reserves	$ 1,351,638	$ 2,139,431
Deferred acquisition costs	50,739	65,002
Deferred financing costs	2,154	6,311
Investments		29,721
Other assets	3,800	5,137
Total deferred tax assets	1,408,331	2,245,602
Deferred tax liabilities
Value of business acquired	(28,356)	(65,345)
Amounts recoverable from reinsurers	(1,347,620)	(2,172,500)
Intangibles	(1,092)	(1,820)
Investments	(54,605)
Other liabilities	(1,243)	(2,251)
Total deferred tax liabilities	(1,432,916)	(2,241,916)
Net deferred tax asset (liability)		$ 3,686
Net deferred tax asset (liability)	$ (24,585)